Supplemental cash flow information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Supplemental cash flow information [Text Block]
15.	Supplemental cash flow information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. During the year ended December 31, 2017, the following transactions were excluded from the statement of cash flows:

a)	The issuance of 569,600 broker warrants at the fair value of $152,305.